IndexIQ ETF Trust
(the “Trust”)

Supplement dated February 11, 2011
to the Prospectus dated August 27, 2010

This Supplement Supersedes the Supplement dated and filed on February 8, 2011.

IQ Real Return ETF
IQ Merger Arbitrage ETF
IQ Global Resources ETF

Effective February 12, 2011, Mellon Capital Management Corporation, currently the sub-advisor to the IQ Real Return ETF and the IQ Global Resources ETF (together with the IQ Merger Arbitrage ETF, the “Funds”), will no longer perform sub-advisory services to the Funds, and IndexIQ Advisors LLC, the investment advisor to the Funds, will assume day-to-day responsibility for portfolio management of the Funds.

Effective February 12, 2011, the Funds’ Prospectus is revised as follows:

1.	The sections entitled “Sub-Advisor” of the summary section on pages 7 and 17 of the Prospectus are hereby deleted in its entirety.

2.	The sections entitled “Portfolio Managers” of the summary section on pages 7 and 17 of the Prospectus are hereby deleted in its entirety and replaced with the following:

Portfolio Manager

Julie Abbett is Senior Vice President and Head of Portfolio Management for the Advisor. Ms. Abbett has been with the Advisor since September 2009.

3.	The section entitled “Concentration Risk” of the summary section on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

4.	The reference to “or Sub-Advisor” is hereby deleted in the second paragraph in the section entitled “Principal Investment Strategies” of the summary section on page 15 of the Prospectus.

5.	The last paragraph in the section entitled “Overview” on page 18 of the Prospectus is hereby deleted in its entirety and replaced with the following:

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to each Fund. Esposito Partners, LLC (“Esposito”) serves as the sub-advisor to the IQ Merger Arbitrage ETF and, in such capacity, is referred to herein as the “Sub-Advisor.”

6.

The last paragraph in the section entitled “Additional Description of the Principal Strategies of the Funds” on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

As Fund cash flows permit, the Advisor or Sub-Advisor, as applicable, may use cash flows to adjust the weights of a Fund’s underlying investments in an effort to minimize any differences in weights between the Fund and its Underlying Index.

7.

The reference to “and Sub-Advisor” is hereby replaced with “and, in the case of the IQ Merger Arbitrage ETF, the Sub-Advisor” in the section entitled “Additional Description of the Principal Risks of the Funds – Tracking Error Risk” on page 20 of the Prospectus.

8.	The section entitled “Concentration Risk” on page 21 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Non-Diversified Risk

The following risk applies to the IQ Merger Arbitrage ETF.

The Fund is a separate investment portfolios of the Trust, which is an open-end investment company registered under the 1940 Act. The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

9.	The last sentence of the fourth paragraph in the section entitled “Management – Investment Advisor” on page 34 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The basis for the Trustees’ approval of the Advisory Agreement and the sub-advisory agreement with Esposito is available in the Trust’s Annual Report for the period ended April 30, 2010.

10.	The section entitled “Management – The Sub-Advisors” on page 35 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Sub-Advisor

Esposito Partners, LLC (“Esposito”), which is unaffiliated with the Advisor, is expected to serve as the investment sub-advisor to the IQ Merger Arbitrage ETF upon such Fund’s commencement of operations pursuant to a sub-advisory agreement with the Advisor (the “Esposito Sub-Advisory Agreement”). Esposito’s principal offices are located at 300 Crescent Ct., Suite 650, Dallas, TX 75201. As of December 31, 2010, Esposito had approximately $25 million in assets under management. Pursuant to the Esposito Sub-Advisory Agreement, Esposito will manage the investment and reinvestment of the IQ Merger Arbitrage ETF’s assets on an ongoing basis under the supervision of the Advisor.

Pursuant to the Esposito Sub-Advisory Agreement, the Advisor will pay Esposito on a monthly basis a portion of the net advisory fees it receives from the IQ Merger Arbitrage ETF, at the annual rate of 0.08% of such Fund’s average daily net assets up to $100 million and 0.04% of such Fund’s average daily net assets over $100 million.

11.	The section entitled “Management – Portfolio Management” on page 35 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Management

The Advisor acts as portfolio manager for the IQ Real Return ETF and IQ Global Resources ETF. Esposito acts as the portfolio manager for the IQ Merger Arbitrage ETF. The Advisor and Esposito will supervise and manage the investment portfolios of the respective Funds for which they act as portfolio manager and will direct the purchase and sale of such Funds’ investment securities. The Advisor and Esposito each utilize a team of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objective.

IndexIQ Advisors LLC

The IQ Real Return ETF and IQ Global Resources ETF are managed by the Advisor’s portfolio management team. The lead portfolio manager for such Funds and the primary person responsible for the day-to-day management of their portfolios is:

Julie Abbett, Senior Vice President and Head of Portfolio Management, has been with the Advisor since September 2009. Prior to joining IndexIQ, she was a Portfolio Manager at Deutsche Asset Management (DeAM)/DB Advisors for over 9 years. She was a Director and Portfolio Manager for various U.S. and Global strategies, which included the DWS Disciplined Market Neutral Fund, the DWS Blue Chip Fund, both the DWS Disciplined Long Short Growth and Value Funds, as well as a number of other institutional and sub-advised funds. Before joining DeAM/DB Advisors, Ms. Abbett worked for FactSet Research Systems, Inc. as a Product Developer and at BARRA, Inc. as a Senior Consultant. Ms. Abbett graduated with a BA from the University of Connecticut.

Esposito Partners

IQ Merger Arbitrage ETF is managed by Esposito’s portfolio management team. The individual members of the team responsible for the day-to-day management of the Fund’s portfolio sub-advised by Esposito are:

Kris Marca has been a Portfolio Manager at Esposito since November 2009. Mr. Marca has over six years of experience in the securities industry. From 2003 to 2008, he worked as a trade assistant on the Equity Derivatives desk at HBK Capital Management, a multi-strategy hedge fund in Dallas. He graduated from the University of Texas at Austin with a degree in Biology and a minor in Business. Mr. Marca proceeded to obtain an MBA in 2003 from Texas Christian University in Fort Worth. He is currently enrolled in the CFA program as a Level 3 candidate and holds the Series 65 security registration.

Ben Deweese has been a Portfolio Manager at Esposito since July 2009. Mr. Deweese has over seven years of experience in the securities industry. From 2003 to 2007, he served as a Securities Operations Analyst for Bank of America’s Global Wealth and Investment Management Group. Mr. Deweese graduated from the University of Texas at Austin in 2002 with a degree in Government and a minor in Business. He currently holds series 7, 55, 63, and 65 securities registrations.

More Information

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

12.	The first sentence in the section entitled “Code of Ethics” on page 42 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Trust, the Advisor, the Sub-Advisor and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to prevent affiliated persons of the Trust, the Advisor, the Sub-Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code).

13.	The reference to Sub-Advisor in the context of Mellon Capital Management is hereby deleted in its entirety in the section entitled “Frequently Used Terms” on page 46 of the Prospectus.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

Supplement dated February 11, 2011
to the Statement of Additional Information dated August 27, 2010

This Supplement Supersedes the Supplement dated and filed on February 8, 2011.

IQ Real Return ETF
IQ Merger Arbitrage ETF
IQ Global Resources ETF

Effective February 12, 2011, Mellon Capital Management Corporation, currently the sub-advisor to the IQ Real Return ETF and the IQ Global Resources ETF (together with the IQ Merger Arbitrage ETF, the “Funds”), will no longer perform sub-advisory services to the Funds, and IndexIQ Advisors LLC, the investment advisor to the Funds, will assume day-to-day responsibility for portfolio management of the Funds.

Effective February 12, 2011, the Funds’ Statement of Additional Information is revised as follows:

1.

The reference to “diversified” in the second sentence of the first paragraph in the section entitled “GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS” on page B-1 of the Statement of Additional Information is hereby deleted.

2.

The following sentence is hereby added following the third sentence of the first paragraph in the section entitled “GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS” on page B-1 of the Statement of Additional Information:

All of the Funds are classified as “diversified” investment companies under the 1940 Act, except for the IQ Merger Arbitrage ETF, which is classified as a “non-diversified” investment company under the 1940 Act.

3.

The second paragraph in the section entitled “GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS” on page B-1 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The Funds are managed by IndexIQ Advisors LLC (the “Advisor”). The Advisor has been registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) since August 9, 2007 and is wholly owned by Financial Development Holdco LLC d/b/a IndexIQ. Esposito Partners, LLC (“Esposito”) serves as the sub-advisor to the IQ Merger Arbitrage ETF. Esposito is unaffiliated with the Advisor and, in its capacity as sub-advisor to the IQ Merger Arbitrage ETF, is referred to as the Sub-Advisor.

4.

The reference to “and Sub-Advisor” is hereby replaced with “and, in the case of the IQ Merger Arbitrage ETF, the Sub-Advisor” in the last sentence of the seventh paragraph in the section entitled “INVESTMENT STRATEGIES AND RISKS – Tracking Error Risk” on page B-5 of the Statement of Additional Information.

5.	The section entitled “MANAGEMENT – Board Responsibilities” on page B-7 and B-8 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Board Responsibilities. The business of the Trust is managed under the direction of the Trust’s Board of Trustees (the “Board”). The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Sub-Advisor Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor and, in the case of the IQ Merger Arbitrage ETF, the Sub-Advisor provide the Board with an overview of, among other things, the respective firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and the Sub-Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor and the Sub-Advisory Agreement with the Sub-Advisor, the Board receives detailed information from the Advisor and the Sub-Advisor. Among other things, the Board regularly considers the Advisor’s and the Sub-Advisor’s adherence to each applicable Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and the Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Funds, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor, the Sub-Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

6.

The second paragraph in the section entitled “MANAGEMENT – Members of the Board and Officers of the Trust” on page B-9 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The Chairman of the Board, Adam Patti, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (the “Interested Trustee”) because of his affiliation with the Advisor. Two of the Trustees, Reena Aggarwal and Gene Chao, and their immediate family members have no affiliation or business connection with the Advisor or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor, the Sub-Advisor or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.

7.	The reference to “Sub-Advisors” is hereby replaced with “Sub-Advisor” in the section entitled “Code of Ethics” on page B-13 of the Statement of Additional Information.

8.	The first paragraph in the section entitled “PROXY VOTING POLICIES” on page B-13 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. With respect to the IQ Real Return ETF and IQ Global Resources ETF, the Advisor will vote such proxies in accordance with its proxy policies and procedures. With respect to the IQ Merger Arbitrage ETF, the Advisor has delegated the responsibility for decisions regarding proxy voting to the Sub-Advisor, which will vote such proxies in accordance with its proxy policies and procedures. A summary of the proxy policies and procedures of each of the Advisor and the Sub-Advisor is included in Appendix A to this Statement of Additional Information. The Board will periodically review each Fund’s proxy voting record.

9.	The sub-section entitled “Mellon” in the section entitled “MANAGEMENT SERVICES – Sub-Advisor” is hereby deleted in its entirety on page B-16 of the Statement of Additional Information.

10.	“The section entitled “MANAGEMENT SERVICES – Portfolio Managers” on page B-16 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The Advisor acts as portfolio manager for the IQ Real Return ETF and IQ Global Resources ETF. Esposito acts as the portfolio manager for the IQ Merger Arbitrage ETF. The Advisor and Esposito will supervise and manage the investment portfolios of the respective Funds for which they act as portfolio manager and will direct the purchase and sale of such Funds’ investment securities. The Advisor and Esposito each utilize a team of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objective.

IndexIQ Advisors LLC

The IQ Real Return ETF and IQ Global Resources ETF are managed by the Advisor’s portfolio management team. The lead portfolio manager for such Funds and the primary person responsible for the day-to-day management of their portfolios is:

Julie Abbett, Senior Vice President and Head of Portfolio Management, has been with the Advisor since September 2009. Prior to joining IndexIQ, she was a Portfolio Manager at Deutsche Asset Management (DeAM)/DB Advisors for over 9 years. She was a Director and Portfolio Manager for various U.S. and Global strategies, which included the DWS Disciplined Market Neutral Fund, the DWS Blue Chip Fund, both the DWS Disciplined Long Short Growth and Value Funds, as well as a number of other institutional and sub-advised funds. Before joining DeAM/DB Advisors, Ms. Abbett worked for FactSet Research Systems, Inc. as a Product Developer and at BARRA, Inc. as a Senior Consultant. Ms. Abbett graduated with a BA from the University of Connecticut.

Esposito Partners

IQ Merger Arbitrage ETF is managed by Esposito’s portfolio management team. The individual members of the team responsible for the day-to-day management of the Fund’s portfolio sub-advised by Esposito are:

Kris Marca has been a Portfolio Manager at Esposito since November 2009. Mr. Marca has over six years of experience in the securities industry. From 2003 to 2008, he worked as a trade assistant on the Equity Derivatives desk at HBK Capital Management, a multi-strategy hedge fund in Dallas. He graduated from the University of Texas at Austin with a degree in Biology and a minor in Business. Mr. Marca proceeded to obtain an MBA in 2003 from Texas Christian University in Fort Worth. He is currently enrolled in the CFA program as a Level 3 candidate and holds the Series 65 security registration.

Ben Deweese has been a Portfolio Manager at Esposito since July 2009. Mr. Deweese has over seven years of experience in the securities industry. From 2003 to 2007, he served as a Securities Operations Analyst for Bank of America’s Global Wealth and Investment Management Group. Mr. Deweese graduated from the University of Texas at Austin in 2002 with a degree in Government and a minor in Business. He currently holds series 7, 55, 63, and 65 securities registrations.

11.

The reference to “Sub-Advisors” is hereby replaced with “Sub-Advisor” in the third paragraph in the section entitled “MANAGEMENT SERVICES – Advisory Fees” on page B-17 of the Statement of Additional Information

12.

The fee information with respect to Mellon and its sub-advising of the IQ Real Return ETF and IQ Global Resources ETF is hereby deleted in its entirety in the section entitled “MANAGEMENT SERVICES – Advisory Fees” on pages B-17 and B-18 of the Statement of Additional Information.

13.	The section entitled “MANAGEMENT SERVICES – Other Accounts Managed” on page B-18 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Other Accounts Managed

The following tables provide additional information about other portfolios or accounts managed by the Funds’ portfolio managers as of December 31, 2010 for IndexIQ and as of July 31, 2010 for Esposito.

Total number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
IndexIQ Advisors
Julie Abett	0	$0	0	$0	12	$13

Esposito Partners
Marcus Talbert and Kris Marca	2	$5	0	0	0	0

14.

The reference to “Mellon” is replaced with “the Advisor” in the second-to-last sentence in the section entitled “MANAGEMENT SERVICES – Material Conflicts of Interest” on page B-19 of the Statement of Additional Information.

15.

The sub-section entitled “Mellon” in the section entitled “MANAGEMENT SERVICES – Compensation” on pages B-19 and B-20 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The Advisor

The Advisor compensates its portfolio management personnel through a combination of cash remuneration and equity grants. The cash portion consists of market-based base salary and a year-end discretionary bonus. Base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The discretionary cash component is driven by both individual performance and the performance of the firm overall, as measured by assets under management, revenues, and profitability. The equity component also varies by the experience level of the employee, as well as the timing of when they joined the firm relative to the firm’s stage in its lifecycle. The amount of equity may increase over time based on employee performance and other variables.

16.

The last sentence in the section entitled “OTHER SERVICE PROVIDERS – Administrator, Custodian and Transfer Agent” on page B-21 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

17.

The last sentence of the third paragraph in the section entitled “CERTAIN CONFLICTS OF INTEREST” on page B-22 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Any such IndexIQ announcements or website disclosures to the public will be made in such a manner that none of the IndexIQ employees outside of the Index Group, the Advisor, the Sub-Advisor (in the case of the IQ Merger Arbitrage ETF) or a Fund, is notified of actions prior to the general investing public.

18.

The sixth and seventh paragraphs in the section entitled “CERTAIN CONFLICTS OF INTEREST” on pages B-22 and B-23 of the Statement of Additional Information are hereby deleted in their entirety and replaced with the following:

The Index Group personnel responsible for creating and monitoring the Underlying Indexes, the personnel of the Calculation Agent responsible for calculating and maintaining the Underlying Indexes, and the portfolio managers responsible for day-to-day portfolio management of the Funds are employees of separate legal organizations, and the Calculation Agent personnel are located in physically separate offices from the Index Group personnel and portfolio managers. The Calculation Agent is not, and will not be, affiliated with IndexIQ, the Advisor or any sub-advisor. The portfolio manager(s) responsible for day-today portfolio management of the IQ Merger Arbitrage ETF are employees of the Sub-Advisor.

Members of the Index Group will not have access to paper or electronic files used by the Advisor or any sub-advisor in connection with their portfolio management activities. Neither the Advisor nor any sub-advisor will have access to the computer systems used by the Calculation Agent, nor to the computer systems used by the Index Group to monitor, calculate and rebalance the Underlying Indexes. The Advisor has also adopted Policies and Procedures and a Code of Ethics which require, among other things, any personnel responsible for the management of a Fund and any investment account to (i) pre-clear all non-exempt personal securities transactions with a designated senior employee of the Advisor, and (ii) require reporting of securities transactions to such designated employee in accordance with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Any sub-advisor will be required to confirm to the Advisor and the Trust that it has adopted policies and procedures and a Code of Ethics to monitor and restrict securities trading by employees with access to Fund portfolio transactions or investment recommendations pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act and to provide the Trust with the certification required by Rule 17j-1 under the 1940 Act.

19.

The first sentence of the first paragraph in the section entitled “PORTFOLIO TRANSACTIONS AND BROKERAGE” on page B-23 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Subject to the general supervision by the Board, the Advisor and, in the case of the IQ Merger Arbitrage ETF, the Sub-Advisor are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor or the Sub-Advisor, and the negotiation of brokerage commissions.

20.	The following paragraphs are hereby added after the last paragraph in the section entitled “PORTFOLIO TRANSACTIONS AND BROKERAGE” on page B-23 of the Statement of Additional Information:

As permitted by Section 28(e) of the 1934 Act, the Advisor may cause a Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Advisor make a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisor’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Advisor’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Advisor from its own funds, and not by portfolio commissions paid by the Fund.

Research products and services provided to the Advisor by broker-dealers that effect securities transactions for the Funds may be used by the Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Advisor in connection with the Funds. Some of these products and services are also available to the Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Advisor for services provided to the Funds. The Advisor’s expenses would likely increase if the Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

21.

The reference to “Sub-Advisors” is hereby replaced with “Sub-Advisor” in the second sentence of the first paragraph in the section entitled “DISCLOSURE OF PORTFOLIO HOLDINGS” on page B-23 of the Statement of Additional Information.

22.

The reference to “the relevant Sub-Advisor,” is hereby replaced with “the Sub-Advisor (with respect to the IQ Merger Arbitrage ETF),” in the fourth paragraph in the section entitled “DISCLOSURE OF PORTFOLIO HOLDINGS” on page B-24 of the Statement of Additional Information.

23.	Appendix A entitled “SUMMARY OF PROXY VOTING AND PROCEDURES” on page A-1 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Advisor exercises its proxy voting rights with regard to the holdings in each Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Advisor seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Advisor engages a third party as an independent fiduciary to vote all proxies for the Funds.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

Upon request, the Advisor will also disclose to an advisory client the proxy voting history for its account. A complete copy of the Advisor’s proxy voting procedures may be obtained by writing to: IndexIQ Advisors, 800 Westchester Avenue, Suite N-611, Rye Brook, NY 10573.

Esposito Partners, LLC Proxy Voting Procedures.

As a general policy, Esposito will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. In voting proxies, Esposito will not consider its own interests or those of its management or affiliates with respect to a particular voting matter.

Polices adopted by Esposito with respect to specific proxy voting matters include the following:

For routine matters, Esposito will vote in accordance with the recommendation of the company’s management or directors (collectively, the “Management”), as applicable, unless, in Esposito’s opinion, such recommendation is not in the best interests of the client.

For non-routine matters a variety of issues may be evaluated. Non-routine issues may involve: a measurable change in the structure, management, control or operation of the company; a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

Esposito may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients.

Esposito’s chief compliance officer or designee is responsible for the implementation, monitoring and review of Esposito’s proxy voting policies and procedures.

If Esposito determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, Esposito will address matters involving such conflicts of interest as determined in its complete Proxy Voting Procedures.

Esposito will furnish a copy of its Proxy Voting Procedures and any related procedures to each advisory client upon request. Upon request, Esposito will also disclose to an advisory client the proxy voting history for its account. A complete copy of the Proxy Voting Procedures may be obtained by writing to: Esposito Partners, LLC at 300 Crescent Court, Suite 650, Dallas, TX 75201.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

Supplement dated February 11, 2011
to the Summary Prospectus dated September 8, 2010

This Supplement Supersedes the Supplement dated and filed on February 8, 2011.

IQ Real Return ETF

Effective February 12, 2011, Mellon Capital Management Corporation, currently the sub-advisor to the IQ Real Return ETF (the “Fund”), will no longer perform sub-advisory services to the Fund, and IndexIQ Advisors LLC, the investment advisor to the Fund, will assume day-to-day responsibility for portfolio management of the Fund.

Effective February 12, 2011, the Fund’s Summary Prospectus is revised as follows:

1.	The section entitled “Sub-Advisor” on page 6 of the Summary Prospectus is hereby deleted in its entirety.

2.	The section entitled “Portfolio Managers” on page 6 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager

Julie Abbett is Senior Vice President and Head of Portfolio Management for the Advisor. Ms. Abbett has been with the Advisor since September 2009.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust

(the “Trust”)

Supplement dated February 11, 2011
to the Summary Prospectus dated September 8, 2010

IQ Merger Arbitrage ETF

Effective February 12, 2011, the Fund’s Summary Prospectus is revised as follows:

1.	The section entitled “Concentration Risk” on page 4 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust

(the “Trust”)

Supplement dated February 11, 2011
to the Summary Prospectus dated September 8, 2010

This Supplement Supersedes the Supplement dated and filed on February 8, 2011.

IQ Global Resources ETF

Effective February 12, 2011, Mellon Capital Management Corporation, currently the sub-advisor to the IQ Global Resources ETF (the “Fund”), will no longer perform sub-advisory services to the Fund, and IndexIQ Advisors LLC, the investment advisor to the Fund, will assume day-today responsibility for portfolio management of the Fund.

Effective February 12, 2011, the Fund’s Summary Prospectus is revised as follows:

1.	The reference to “or Sub-Advisor” is hereby deleted in the second paragraph in the section entitled “Principal Investment Strategies” on page 3 of the Summary Prospectus.

2.	The section entitled “Sub-Advisor” on page 5 of the Summary Prospectus is hereby deleted in its entirety.

3.	The section entitled “Portfolio Managers” on page 5 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager

Julie Abbett is Senior Vice President and Head of Portfolio Management for the Advisor. Ms. Abbett has been with the Advisor since September 2009.

Investors Should Retain This Supplement for Future Reference